ProFund VP Real Estate Expense Example - ProFund VP Real Estate - None	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	$ 2,027